    NBP                                 SEMI-ANNUAL REPORT
TRUECROSSING
   FUNDS                                MAY 31, 2002



                                        NBP TRUECROSSING
                                        GROWTH FUND




                                                Managed by:
                                         [logo] NewBridge Partners, LLC
                                                Investment Counsel




                                 [PHOTO COVER]

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                               TABLE OF CONTENTS

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
A Message to Our Shareholders...............................    1
Schedule of Investments.....................................    3
Statement of Assets and Liabilities.........................    4
Statement of Operations.....................................    5
Statement of Changes in Net Assets..........................    6
Financial Highlights........................................    7
Notes to Financial Statements...............................    8
Trustees and Officers.......................................   11

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NBP TRUECROSSING GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
MAY 31, 2002
--------------------------------------------------------------------------------

Dear Shareholder:

The last six months have been trying times for the securities market and the NBP TrueCrossing Growth Fund (the "Fund"). The market has moved from an earnings crisis driven by a collapse in capital expenditures, to a crisis of confidence caused by lax corporate governance, dismal independent auditing and questionable accounting practices. While this is a near-term negative for the performance of equity markets, we believe that a tangible positive outcome will be increased investor confidence in accounting and corporate oversight. Until then, the risk premium for equities has gone up, putting pressure on the markets and dampening valuations. Companies with a history of conservative accounting, good communication with investors and rapid, sustainable earnings growth will be afforded premium valuations.

We believe that sustainable earnings growth should always be inherently more valuable in the long run than an unrealistic "promise" of future growth. We remain focused on seeking high-quality growth companies using our bottom-up, fundamentally driven approach. The events of the past year have re-emphasized the need to own companies that exhibit healthy balance sheets, good management teams, and strong earnings growth.

Since June of 2001, we have added nine companies to the portfolio and eliminated seven. The companies we bought averaged earnings growth of 40.7% in their most recent quarter versus the same quarter last year. The companies we sold averaged a negative earnings comparison of (49.9%) versus the same quarter last year. This is the heart of our investment philosophy. We will continue to invest in companies that have achieved real growth as we consider this to be the driver of equity performance over the long-term.

Our sell discipline is unchanged. We eliminate any company from the portfolio if we believe management's credibility and integrity have been compromised or if there is a breakdown in the strength of its fundamentals. We continually strive to upgrade the quality of the Fund by replacing what we perceive as weaker companies with those that are fundamentally strong. In doing so, our purpose is to position the portfolio to perform well when this difficult chapter in the market's life comes to a close.

From a historical perspective, the five previous bear markets (1968-present) have averaged 464 days in length and a 29.1% fall in the market as measured by the S&P 500 Index. The current bear market is 824 days old and the market has dropped 36.28%. Psychology is overwhelmingly negative right now, but economic fundamentals are improving, inflation is negligible, valuations are reasonable and this bear is getting long in the tooth. No one can predict with any certainty when the market will recover, but when it does we believe the Fund is well positioned to take advantage of that recovery.

-s- William G. Kenney
William G. Kenney
                                                          NBP TRUECROSSING FUNDS

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NBP TRUECROSSING GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (continued)
MAY 31, 2002
--------------------------------------------------------------------------------

The Fund invests in large-cap and mid-cap companies. Investments in mid-cap companies may involve greater risks, such as limited product lines, markets, and financial or managerial resources. The views in this report were those of the Fund manager as of May 31, 2002 and may not reflect the views of the manager on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. (07/02).

                                                          NBP TRUECROSSING FUNDS

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NBP TRUECROSSING GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2002
--------------------------------------------------------------------------------

   SHARE                SECURITY
   AMOUNT              DESCRIPTION               VALUE
  --------    -----------------------------    ----------
  COMMON STOCK (96.3%)
  COMMUNICATIONS/MEDIA (8.4%)
     9,750    AOL Time Warner, Inc.+           $  182,325
     6,500    Clear Channel Communications,
              Inc.+                               345,995
                                               ----------
                                                  528,320
                                               ----------
  COMPUTER PROCESSING AND DATA PREPARATION
    AND PROCESSING SERVICES (5.2%)
     4,100    First Data Corp.                    324,720
                                               ----------
  CONSUMER (18.7%)
     8,300    Bed Bath & Beyond, Inc.+            284,690
     9,000    Harley-Davidson, Inc.               473,220
    10,000    Home Depot, Inc.                    416,900
                                               ----------
                                                1,174,810
                                               ----------
  DATA STORAGE (5.3%)
     6,400    Brocade Communications
              Systems, Inc.+                      125,760
    10,900    EMC Corp.+                           79,025
     5,700    VERITAS Software Corp.+             129,219
                                               ----------
                                                  334,004
                                               ----------
  FINANCIAL (13.5%)
     4,500    American International Group,
              Inc.                                301,365
     7,500    Citigroup, Inc.                     323,850
     5,500    Merrill Lynch & Co. Inc.            223,905
                                               ----------
                                                  849,120
                                               ----------
  HEALTH CARE (28.1%)
     3,750    Allergen, Inc.                      236,625
     6,000    Amgen, Inc.+                        285,780
     4,500    Forest Laboratories, Inc.+          332,235
     3,500    Genentech, Inc.+                    124,250
     3,000    Laboratory Corporation of
              America Holdings+                   147,150
     8,000    Medtronic, Inc.                     369,200
     8,000    Pfizer, Inc.                        276,800
                                               ----------
                                                1,772,040
                                               ----------

   SHARE                SECURITY
   AMOUNT              DESCRIPTION               VALUE
  --------    -----------------------------    ----------
  COMMON STOCK, CONTINUED
  NETWORKING (2.2%)
     8,600    Cisco Systems, Inc.+             $  135,708
                                               ----------
  NONDEPOSITORY CREDIT INSTITUTIONS (9.7%)
     3,900    Freddie Mac                         255,645
     3,700    SLM Corp.                           356,977
                                               ----------
                                                  612,622
                                               ----------
  SEMICONDUCTORS (1.0%)
     2,760    Broadcom Corp.+                      62,238
                                               ----------
  TELECOMMUNICATIONS (4.2%)
     9,000    Nokia Corp. ADR                     124,920
     4,500    Qualcomm, Inc.+                     142,380
                                               ----------
                                                  267,300
                                               ----------
              Total Common Stock
              (cost $7,887,651)                 6,060,882
                                               ----------
  SHORT-TERM HOLDINGS (3.7%)
   233,177    Forum Daily Assets Cash Fund
              (cost $233,177)                     233,177
                                               ----------
  TOTAL INVESTMENTS IN SECURITIES (100.0%)
  (COST $8,120,828)                            $6,294,059
                                               ----------
  Other Assets and Liabilities, Net (0.0%)           (961)
                                               ----------
  NET ASSETS (100.0%)                          $6,293,098
                                               ==========

---------------------------------------------------------
+ Non-income producing securities.
See Notes to Financial Statements.                        NBP TRUECROSSING FUNDS

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NBP TRUECROSSING GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MAY 31, 2002
--------------------------------------------------------------------------------

ASSETS
    Investments:
    Total investments, at value (Cost $8,120,828) (Note
     2).....................................................  $ 6,294,059
    Receivables:
      Expense reimbursement from adviser (Notes 3&4)........       63,309
      Interest and dividends................................        1,596
                                                              -----------
Total Assets................................................    6,358,964
                                                              -----------
LIABILITIES
    Accrued Liabilities:
      Administration fees (Note 3)..........................        6,250
      Accounting fees (Note 3)..............................       13,567
      Custody fees (Note 3).................................        1,977
      Transfer Agency fees (Note 3).........................        7,590
      Other.................................................       36,482
                                                              -----------
Total Liabilities...........................................       65,866
                                                              -----------
NET ASSETS..................................................  $ 6,293,098
                                                              ===========
COMPONENTS OF NET ASSETS
    Paid-in capital.........................................  $14,744,454
    Accumulated net investment loss.........................      (40,794)
    Accumulated net realized loss...........................   (6,583,793)
    Unrealized depreciation of investments..................   (1,826,769)
                                                              -----------
Total Net Assets............................................  $ 6,293,098
                                                              ===========
Net Asset Value, offering and redemption price per share:
  Based on net assets of $6,293,098 and 1,448,841 shares of
    beneficial interest outstanding.........................  $      4.34

See Notes to Financial Statements.                        NBP TRUECROSSING FUNDS

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NBP TRUECROSSING GROWTH FUND
STATEMENT OF OPERATIONS (Unaudited)
FOR THE PERIOD ENDED MAY 31, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividend income.........................................  $    14,679
    Interest income.........................................          763
                                                              -----------
Total Investment Income.....................................       15,442
                                                              -----------
EXPENSES
    Investment advisory fees (Note 3).......................       25,967
    Administration fees (Note 3)............................       12,500
    Transfer agency fees (Note 3)...........................       16,472
    Custody fees (Note 3)...................................        2,987
    Accounting fees (Note 3)................................       19,500
    Auditing fees...........................................       14,000
    Legal fees..............................................       15,644
    Compliance fees.........................................        9,740
    Trustees fees and expenses..............................        9,687
    Reporting expenses......................................       15,878
    Miscellaneous expenses..................................        3,137
                                                              -----------
Total Expenses..............................................      145,512
    Expenses reimbursed and fees waived (Note 4)............      (89,276)
                                                              -----------
Net Expenses................................................       56,236
                                                              -----------
NET INVESTMENT LOSS.........................................      (40,794)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
    Net realized loss on investments........................   (2,267,545)
    Net change in unrealized depreciation of investments....      854,513
                                                              -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.............   (1,413,032)
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(1,453,826)
                                                              ===========

See Notes to Financial Statements.                        NBP TRUECROSSING FUNDS

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NBP TRUECROSSING GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED NOVEMBER 30, 2001 (Audited) and MAY 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                AMOUNT       SHARES
                                                                ------       ------
NET ASSETS, Beginning of Period.............................  $11,648,005
                                                              -----------
OPERATIONS
    Net investment loss.....................................      (87,192)
    Net realized loss on investments........................   (3,942,535)
    Net change in unrealized depreciation of investments....     (442,196)
                                                              -----------
Net decrease in net assets resulting from operations........   (4,471,923)
                                                              -----------
CAPITAL SHARE TRANSACTIONS
    Sale of shares..........................................    7,865,121   1,164,099
    Redemption of shares....................................   (6,502,669)   (921,463)
                                                              -----------   ---------
Net increase from capital share transactions................    1,362,452     242,636
                                                              -----------   =========
Net decrease in Net Assets..................................   (3,109,471)
                                                              -----------
NET ASSETS, November 30, 2001...............................  $ 8,538,534
                                                              -----------
OPERATIONS
    Net investment loss.....................................      (40,794)
    Net realized loss on investments........................   (2,267,545)
    Net change in unrealized depreciation of investments....      854,513
                                                              -----------
Net decrease in net assets resulting from operations........   (1,453,826)
                                                              -----------
CAPITAL SHARE TRANSACTIONS
    Sale of shares..........................................      876,501     184,962
    Redemption of shares....................................   (1,668,111)   (341,237)
                                                              -----------   ---------
Net decrease from capital share transactions................     (791,610)   (156,275)
                                                              -----------   =========
Net decrease in net assets..................................   (2,245,436)
                                                              -----------
NET ASSETS, May 31, 2002....................................  $ 6,293,098
                                                              ===========
Accumulated net investment loss.............................  $   (40,794)
                                                              ===========

See Notes to Financial Statements.                        NBP TRUECROSSING FUNDS

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NBP TRUECROSSING GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for an outstanding share during the periods indicated:

                                                          DECEMBER 1, 2001
                                                                 TO          DECEMBER 1, 2000    DECEMBER 20, 1999 (A)
                                                            MAY 31, 2002            TO                    TO
                                                            (UNAUDITED)      NOVEMBER 30, 2001     NOVEMBER 30, 2000
                                                          ----------------   -----------------   ---------------------
NET ASSET VALUE PER SHARE, Beginning of Period..........      $  5.32             $  8.55               $ 10.00
                                                              -------             -------               -------
INVESTMENT OPERATIONS
    Net investment loss.................................        (0.03)              (0.05)                (0.05)
    Net realized and unrealized loss on investments.....        (0.95)              (3.18)                (1.40)
                                                              -------             -------               -------
Total from Investment Operations........................        (0.98)              (3.23)                (1.45)
                                                              -------             -------               -------
NET ASSET VALUE, End of Period..........................      $  4.34             $  5.32               $  8.55
                                                              =======             =======               =======
TOTAL RETURN............................................       (18.42)%            (37.78)%              (14.50)%
RATIO/SUPPLEMENTARY DATA
    Net assets at end of period (000's omitted).........      $ 6,293             $ 8,539               $11,648
    Ratios to Average Net Assets
    Expenses, including reimbursement/waiver of fees....         1.50%(b)            1.50%                 1.50%(b)
    Expenses, excluding reimbursement/waiver of fees....         3.91%(b)            2.94%                 3.72%(b)
    Net investment loss, including reimbursement/waiver
      of fees...........................................        (1.10)%(b)          (0.89)%               (1.00)(b)
PORTFOLIO TURNOVER RATE.................................           23%                 38%                   11%

---------------------------------------------------------
(a) Commencement of Operations
(b) Annualized
See Notes to Financial Statements.                        NBP TRUECROSSING FUNDS

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NOTES TO FINANCIAL STATEMENTS (Unaudited)
MAY 31, 2002
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to NBP TrueCrossing Growth Fund (the "Fund"), a series of NBP TrueCrossing Funds (the "Trust"). The Trust was organized as a business trust under the laws of the State of Delaware on July 29, 1999 pursuant to a trust instrument dated July 29, 1999 and amended on December 18, 2000 (the "Trust Instrument"). The Trust was previously known as "TrueCrossing Funds". The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. NBP TrueCrossing Growth Fund is a diversified series of the Trust. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. Commencement of operations for the Fund was as follows:

NBP TrueCrossing Growth Fund             December 20, 1999

Prior to commencement of operations, the Fund had no activity other than the sale of 10,000 shares for $100,000.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION-On each Fund business day, the Trust determines the net asset value per share of the Fund, as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees pursuant to the Trust's valuation procedures. Securities that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME-Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS-The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income and net capital gain, if any, are declared and paid quarterly. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting

                                                          NBP TRUECROSSING FUNDS

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
MAY 31, 2002
--------------------------------------------------------------------------------

principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES-The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION-Prior to May 28, 2002, the Trust had two operating series. Accordingly, expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

NOTE 3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER-The investment adviser to the Fund is NewBridge Partners, LLC, (the "Adviser"). For its services, the Adviser receives an advisory fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets.

ADMINISTRATOR-The administrator of the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee from the Fund at an annual rate as follows: 0.15% of the Fund's average daily net assets up to and including $50 million; 0.10% of the average daily net assets over $50 million and under $100 million; and 0.05% of the Fund's average daily net assets over $100 million. This fee is subject to an annual minimum of $25,000.

CUSTODIAN-The custodian is Forum Trust, LLC (the "Custodian"). The Custodian safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. For its services, the Custodian receives a fee from the Fund at an annual rate as follows: 0.01% for the first $1 billion in Fund assets; 0.0075% for Fund assets between $1-$2 billion; and 0.005% for Fund assets greater than $2 billion. In addition, the Custodian receives from the Fund a $300 per month maintenance fee plus certain transaction fees.

TRANSFER AGENT-The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). For its services, FSS receives from the Fund an annual fee of $24,000, plus certain other fees and expenses.

DISTRIBUTOR-The distributor for the Fund is Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. FFS receives no compensation for its distribution services.

FUND ACCOUNTANT-The fund accountant for the Fund is Forum Accounting Services, LLC ("FAcS"). For its services, FAcS receives from the Fund an annual fee of $36,000, plus additional surcharges for the number and type of portfolio transactions. The Fund is also charged an annual tax services fee of $3,000.

Certain of the Officers and Directors of the Trust are Officers and Directors of the above companies.

                                                          NBP TRUECROSSING FUNDS

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)
MAY 31, 2002
--------------------------------------------------------------------------------

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The investment adviser of the Fund has agreed to voluntarily waive a portion of their fees and reimburse certain expenses of the Fund so that total expenses of the Fund would not exceed certain limitations through March 31, 2003. For the period ended May 31, 2002, fees waived and expenses reimbursed were as follows:

                                                                      EXPENSES
                                                      FEES WAIVED    REIMBURSED
                                                      BY ADVISER     BY ADVISER     TOTAL
                                                      -----------    ----------    -------
NBP TrueCrossing Growth Fund........................    $25,967       $63,309      $89,276

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments, totaled $1,673,088 and $2,715,374, respectively, for the period ended May 31, 2002.

                                                          NBP TRUECROSSING FUNDS

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NBP TRUECROSSING GROWTH FUND
TRUSTEES AND OFFICERS (Unaudited)
MAY 31, 2002
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST-The business and affairs of the Fund are managed under the direction of the Board in compliance with the laws of the state of Delaware. Among its duties, the Board generally meets and reviews on a quarterly basis the actions of all of the Trust's service providers. This management also includes a periodic review of the service providers' agreements and fees charged to the Fund. The names of the Trustees and officers of the Trust, their position with the Trust and length of time served, address, date of birth, principal occupations during the past five years are set forth below. For each Trustee, information concerning the number of portfolios overseen by the Trustee and other directorships/trusteeships held by the Trustee has also been included. Interested and disinterested Trustees have been segregated.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS    OTHER
                                                                                                IN FUND       DIRECTORSHIPS/
                                                  LENGTH                                        COMPLEX       TRUSTEESHIPS
NAME, ADDRESS                    POSITION(S)      OF TIME        PRINCIPAL OCCUPATION(S)        OVERSEEN BY   HELD BY
AND DATE OF BIRTH                WITH THE TRUST   SERVED(1)      DURING THE PAST FIVE YEARS     TRUSTEE       TRUSTEE
-----------------                --------------   ---------      --------------------------     -----------   --------------
DISINTERESTED TRUSTEES
Eric J. Gleacher                 Trustee          07/99-         Chairman and Chief Executive         1          None
  Gleacher Partners LLC          Nominating       Present        Officer, Gleacher Partners
  660 Madison Avenue             Committee,                      LLC
  New York, NY                   Chairperson                     For more than five years
  10021-8405                     Audit
  Born: April 1940               Committee,
                                 Member
W. Wallace McDowell              Trustee          07/99-         1994-present. Private                1          None
  43 Arch Street                 Audit            Present        Investor.
  Greenwich, CT 06830            Committee,                      1991-1994. Managing Director,
  Born: November 1936            Chairperson                     MLGAL Partners. 1983-1991.
                                 Nominating                      Prospect Capital Corp.
                                 Committee,
                                 Member
INTERESTED TRUSTEE
James B. Cowperthwait(2)         Chairman, Board  07/99-         1/00-Present. Manager,               1          None
  NewBridge Partners, LLC        of Trustees      Present        Chairman, Chief Executive
  535 Madison Ave., 14th Floor   Valuation                       Officer and Chief Investment
  New York, NY 10022             Committee,                      Officer, NewBridge Partners,
  Born: September 1937           Chairperson                     LLC
                                                                 3/99-1/00. Chairman and Chief
                                                                 Investment Officer, NewBridge
                                                                 Partners, LLC
                                                                 12/92-3/99. Managing
                                                                 Director, Campbell,
                                                                 Cowperthwait, a division of
                                                                 U.S. Trust Company

                                                          NBP TRUECROSSING FUNDS

--------------------------------------------------------------------------------
NBP TRUECROSSING GROWTH FUND
TRUSTEES AND OFFICERS (Unaudited) (Continued)
MAY 31, 2002
--------------------------------------------------------------------------------

                                                  LENGTH
NAME, ADDRESS                    POSITION(S)      OF TIME        PRINCIPAL OCCUPATION(S)
AND DATE OF BIRTH                WITH THE TRUST   SERVED(1)      DURING THE PAST FIVE YEARS
-----------------                --------------   ---------      --------------------------
OFFICERS
Erick F. Maronak                 President        07/99-         1/00-Present. Manager,
  NewBridge Partners, LLC        Valuation        Present        Managing Director and
  535 Madison Ave., 14th Floor   Committee,                      Director of Research,
  New York, NY 10022             Member                          NewBridge Partners, LLC
  Born: January 1966                                             3/99-1/00. Managing Director
                                                                 and Director of Research,
                                                                 NewBridge Partners, LLC
                                                                 2/90-3/99. Portfolio Manager,
                                                                 Campbell, Cowperthwait, a
                                                                 division of U.S. Trust
                                                                 Company
Jason E. Dahl                    Vice President   July 1999-     3/99-Present. NewBridge
  NewBridge Partners, LLC        Assistant        Present        Partners, LLC
  535 Madison Ave., 14th Floor   Treasurer                       3/94-3/99. Portfolio Manager,
  New York, NY 10022             Valuation                       Campbell, Cowperthwait, a
  Born: December 1967            Committee,                      division of U.S. Trust
                                 Member                          Company
John Y. Keffer                   Vice President   July 1999-     Director, Forum Financial
  Two Portland Square            Assistant        Present        Group, LLC. For more than
  Portland, Maine 04101          Secretary                       five years
  Born: July 1942                                                Sole shareholder (directly
                                                                 and indirectly) of Forum
                                                                 Financial Group LLC, which
                                                                 owns (directly or indirectly)
                                                                 Forum Administrative
                                                                 Services, LLC, Forum
                                                                 Shareholder Services, LLC,
                                                                 Forum Accounting Services,
                                                                 LLC, Forum Investment
                                                                 Advisors, LLC and Forum Fund
                                                                 Services, LLC
                                                                 Officer, Director or Trustee,
                                                                 various funds managed and
                                                                 distributed by Forum
                                                                 Administrative Services, LLC
                                                                 and Forum Fund Services, LLC
Thomas G. Sheehan                Vice President   August 2000-   Managing Director and
  Two Portland Square            Assistant        Present        counsel, Forum Financial
  Portland, ME 04101             Secretary                       Group, LLC since 1993 Special
  Born: July 1954                                                Counsel, Division of
                                                                 Investment Management SEC
                                                                 Officer, various funds
                                                                 managed and distributed by
                                                                 Forum Administrative
                                                                 Services, LLC and Forum Fund
                                                                 Services, LLC

                                                          NBP TRUECROSSING FUNDS

--------------------------------------------------------------------------------
NBP TRUECROSSING GROWTH FUND
TRUSTEES AND OFFICERS (Unaudited) (Continued)
MAY 31, 2002
--------------------------------------------------------------------------------

                                                  LENGTH
NAME, ADDRESS                    POSITION(S)      OF TIME        PRINCIPAL OCCUPATION(S)
AND DATE OF BIRTH                WITH THE TRUST   SERVED(1)      DURING THE PAST FIVE YEARS
-----------------                --------------   ---------      --------------------------
Ronald H. Hirsch                 Treasurer        July 1999-     9/99-Present. Managing
  Two Portland Square                             2002           Director of Operations and
  Portland, ME 04101                                             Finance, Forum Financial
  Born: October 1943                                             Group, LLC
                                                                 1991-1998. Member of the
                                                                 Board, Citibank Germany
                                                                 Officer, various funds
                                                                 managed and distributed by
                                                                 Forum Fund Services, LLC and
                                                                 Forum Administrative
                                                                 Services, LLC
Cheryl O. Tumlin                 Secretary        February       11/01-Present and
  Two Portland Square                             2002-present   7/96-1/99-Counsel, Forum
  Portland, ME 04101                                             Financial Group, LLC;
  Born: June 1966                                                1/99-10/01 Counsel, I-many,
                                                                 Inc.;
                                                                 1/95-7/96-Staff Attorney,
                                                                 United States Securities and
                                                                 Exchange Commission;
                                                                 1/91-12/94-Associate,
                                                                 Robinson Silverman, Pearce,
                                                                 Aronsohn & Berman; Officer,
                                                                 various funds managed and
                                                                 distributed by Forum Fund
                                                                 Services, LLC and Forum
                                                                 Administrative Services, LLC

                                                          NBP TRUECROSSING FUNDS

--------------------------------------------------------------------------------
NBP TRUECROSSING GROWTH FUND
TRUSTEES AND OFFICERS (Unaudited) (Concluded)
MAY 31, 2002
--------------------------------------------------------------------------------

                                                  LENGTH
NAME, ADDRESS                    POSITION(S)      OF TIME        PRINCIPAL OCCUPATION(S)
AND DATE OF BIRTH                WITH THE TRUST   SERVED(1)      DURING THE PAST FIVE YEARS
-----------------                --------------   ---------      --------------------------
Dawn L. Taylor                   Assistant        July 1999-     10/97-Present. Tax Manager,
  Two Portland Square            Treasurer        present        Forum Financial Group, LLC
  Portland, ME 04101                                             1/97-10/97. Senior Tax
  Born: May 1964                                                 Accountant, Purdy, Bingham &
                                                                 Burrell, LLC
                                                                 9/94-10/97. Senior Fund
                                                                 Accountant, Forum Financial
                                                                 Group, LLC Officer, various
                                                                 funds managed and distributed
                                                                 by Forum Fund Services, LLC
                                                                 and Forum Administrative
                                                                 Services, LLC
Nathan Gemmiti                   Assistant        February       7/01-Present-Staff Attorney,
  Two Portland Square            Secretary        2002-present   Forum Financial Group, LLC;
  Portland, ME 04101                                             8/98-7/01-Associate at the
  Born: August 1970                                              law firm of Pierce Atwood;
                                                                 Officer, various funds
                                                                 managed and distributed by
                                                                 Forum Fund Services, LLC and
                                                                 Forum Administrative
                                                                 Services, LLC

---------------
(1) Term of Service is indefinite.

(2) Mr. Cowperthwait owns a controlling interest in the Adviser.

                                                          NBP TRUECROSSING FUNDS

FOR MORE INFORMATION                                                 NBP
                                                                 TRUECROSSING
                                                                     FUNDS



            INVESTMENT ADVISER                                  NBP TRUECROSSING
          NEWBRIDGE PARTNERS, LLC                                 GROWTH FUND
       535 Madison Avenue, 14th Floor
            New York, NY 10022


                DISTRIBUTOR
          FORUM FUND SERVICES, LLC
             Two Portland Square
             Portland, ME 04101


               TRANSFER AGENT
       FORUM SHAREHOLDER SERVICES, LLC
             Two Portland Square
              Portland, ME 04101


This report is authorized for distribution only to shareholders and to others who have received a copy of the Fund's prospectus.



                                                        NBP TRUECROSSING FUNDS
                                                          Two Portland Square
                                                           Portland, ME 04101
                                                             800-679-5707

                                                       www.truecrossingfunds.com